THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 5.5%
L3Harris Technologies	52,000	$11,790,480
Raytheon Technologies	90,000	7,825,500

		19,615,980

AIR FREIGHT & LOGISTICS — 3.0%
United Parcel Service, Cl B	56,000	10,716,160

AIRLINES — 2.6%
Southwest Airlines *	183,600	9,275,472

BANKS — 5.7%
JPMorgan Chase	64,000	9,713,920
US Bancorp	190,000	10,552,600

		20,266,520

BIOTECHNOLOGY — 5.2%
Biogen *	38,000	12,415,740
Incyte *	82,000	6,342,700

		18,758,440

CAPITAL MARKETS — 6.9%
Charles Schwab	100,000	6,795,000
Goldman Sachs Group	25,000	9,372,000
KKR, Cl A	135,000	8,607,600

		24,774,600

CHEMICALS — 3.0%
Corteva	250,000	10,695,000

COMMUNICATION EQUIPMENT — 3.5%
Motorola Solutions	56,000	12,539,520

CONSUMER FINANCE — 2.1%
American Express	45,000	7,673,850

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.0%
TE Connectivity	50,000	7,373,500

FOOD, BEVERAGE & TOBACCO — 2.6%
Sysco	127,000	9,423,400

HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
Baxter International	90,000	6,961,500
Medtronic	75,000	9,848,250

		16,809,750

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Centene *	170,000	11,663,700

HOTELS, RESTAURANTS & LEISURE — 1.8%
Penn National Gaming *	94,000	6,427,720

HOUSEHOLD PRODUCTS — 2.9%
Colgate-Palmolive	132,000	10,494,000

INDUSTRIAL CONGLOMERATES — 3.0%
3M	55,000	10,886,700

INSURANCE — 5.9%
Chubb	65,000	10,968,100
Principal Financial Group	162,000	10,065,060

		21,033,160

INTERACTIVE MEDIA & SERVICES — 3.4%
Alphabet, Cl A *	4,500	12,125,385

INTERNET & DIRECT MARKETING RETAIL — 3.0%
Amazon.com *	3,200	10,648,288

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

IT SERVICES — 5.8%
Fiserv *	100,000	$11,511,000
Mastercard, Cl A	24,000	9,262,560

		20,773,560

MULTI-UTILITIES — 2.7%
Sempra Energy	75,000	9,798,750

PHARMACEUTICALS — 3.2%
Bristol-Myers Squibb	170,000	11,537,900

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Welltower	85,000	7,383,100

ROAD & RAIL — 4.4%
Uber Technologies *	210,000	9,126,600
Union Pacific	31,000	6,781,560

		15,908,160

SEMI-CONDUCTORS & EQUIPMENT — 5.4%
Applied Materials	79,000	11,054,470
Skyworks Solutions	45,000	8,302,950

		19,357,420

SEMI-CONDUCTORS & INSTRUMENTS — 3.2%
Marvell Technology	190,000	11,496,900

SPECIALTY RETAIL — 2.1%
TJX	110,000	7,569,100

TOTAL COMMON STOCK (Cost $255,271,494)		355,026,035

TOTAL INVESTMENTS — 99.0% (Cost $255,271,494)		$355,026,035

Percentages are based on Net Assets of $358,556,323.
*	Non-income producing security.

Cl — Class

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-007-2800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%

	Shares	Value

AEROSPACE & DEFENSE — 2.9%
Mercury Systems *	67,000	$4,422,000

AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	29,500	3,783,375

BANKS — 9.3%
BOK Financial	42,170	3,542,702
East West Bancorp	52,330	3,723,279
First Horizon	218,990	3,383,395
Signature Bank NY	15,750	3,574,778

		14,224,154

BIOTECHNOLOGY — 2.2%
Exelixis *	193,840	3,266,204

BUILDING PRODUCTS — 2.2%
Builders FirstSource *	76,000	3,382,000

ELECTRICAL EQUIPMENT — 5.0%
GrafTech International	304,850	3,466,145
Hubbell, Cl B	21,340	4,277,816

		7,743,961

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
IPG Photonics *	18,800	4,101,408

ELECTRONICS EQUIPMENT — 2.4%
Vontier	112,000	3,623,200

FOOD, BEVERAGE & TOBACCO — 2.4%
Lamb Weston Holdings	55,700	3,719,089

GAS UTILITIES — 2.4%
Atmos Energy	37,090	3,656,703

HEALTH CARE EQUIPMENT & SERVICES — 2.6%
STERIS	18,490	4,029,896

HOTELS, RESTAURANTS & LEISURE — 2.0%
Penn National Gaming *	45,730	3,127,017

INSURANCE — 12.9%
American Financial Group	33,030	4,177,965
Arch Capital Group *	103,650	4,042,350
Axis Capital Holdings	76,210	3,876,803
Fidelity National Financial	90,440	4,034,528
Reinsurance Group of America, Cl A	33,835	3,727,940

		19,859,586

IT SERVICES — 10.0%
Amdocs	49,280	3,799,981
Euronet Worldwide *	26,930	3,846,142
Maximus	42,170	3,753,130
WEX *	20,530	3,895,157

		15,294,410

MACHINERY — 5.3%
Lincoln Electric Holdings	30,490	4,251,221
Toro	34,040	3,871,709

		8,122,930

PROFESSIONAL SERVICES — 2.4%
Leidos Holdings	35,060	3,731,085

REAL ESTATE INVESTMENT TRUSTS — 5.3%
National Retail Properties	82,310	4,022,490
VICI Properties **	132,610	4,136,106

		8,158,596

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

SEMI-CONDUCTORS & INSTRUMENTS — 4.8%
ON Semiconductor *	92,470	$3,611,878
Qorvo *	20,020	3,795,592

		7,407,470

SOFTWARE — 2.3%
Dolby Laboratories, Cl A	37,090	3,601,439

SPECIALTY RETAIL — 10.3%
Bed Bath & Beyond *	134,000	3,824,360
Burlington Stores *	12,190	4,081,212
Gap	134,315	3,917,969
Ulta Beauty *	11,690	3,925,502

		15,749,043

WATER UTILITIES — 2.7%
Essential Utilities	84,340	4,142,781

TOTAL COMMON STOCK (Cost $122,781,512)		145,146,347

TOTAL INVESTMENTS — 94.6% (Cost $122,781,512)		$145,146,347

Percentages are based on Net Assets of $153,416,582.
*	Non-income producing security.

Cl — Class

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-011-2100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%

	Shares	Value

AEROSPACE & DEFENSE — 6.0%
BWX Technologies	34,000	$1,952,620
Mercury Systems *	31,000	2,046,000
Parsons *	51,000	1,969,620

		5,968,240

AIR FREIGHT & LOGISTICS — 1.9%
Forward Air	21,000	1,857,240

AIRLINES — 2.1%
Hawaiian Holdings *	105,000	2,071,650

BANKS — 9.4%
Cathay General Bancorp	49,000	1,855,630
Prosperity Bancshares	28,000	1,909,320
Texas Capital Bancshares *	31,000	1,952,380
United Bankshares	53,000	1,830,620
United Community Banks	62,000	1,786,220

		9,334,170

BIOTECHNOLOGY — 4.4%
Chimerix *	123,000	815,490
Emergent BioSolutions *	27,500	1,812,250
Exelixis *	100,075	1,686,264

		4,314,004

BUILDING PRODUCTS — 1.9%
PGT Innovations *	84,000	1,896,720

CHEMICALS — 2.0%
Cabot	36,000	1,982,160

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Healthcare Services Group	63,000	1,644,300

CONSTRUCTION & ENGINEERING — 2.0%
NV5 Global *	21,000	1,995,000

ELECTRIC UTILITIES — 2.3%
IDACORP	22,000	2,319,900

ELECTRICAL EQUIPMENT — 4.3%
EnerSys	23,000	2,269,180
GrafTech International	174,000	1,978,380

		4,247,560

ELECTRONICS EQUIPMENT — 2.2%
Advanced Energy Industries	21,000	2,178,750

FOOD PRODUCTS — 4.5%
Hain Celestial Group *	50,000	1,995,500
Sanderson Farms	13,000	2,428,920

		4,424,420

HEALTH CARE EQUIPMENT & SERVICES — 6.4%
Cardiovascular Systems *	52,000	2,095,080
ICU Medical *	10,000	2,032,900
NuVasive *	34,000	2,174,300

		6,302,280

HEALTH CARE PROVIDER & SERVICES — 3.9%
Apria *	72,000	2,270,160
Innovage Holding *	94,000	1,584,840

		3,855,000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

INSURANCE — 10.6%
Axis Capital Holdings	41,000	$2,085,670
First American Financial	35,500	2,389,505
James River Group Holdings	58,000	2,110,040
Reinsurance Group of America, Cl A	17,000	1,873,060
RenaissanceRe Holdings	13,000	1,984,970

		10,443,245

IT SERVICES — 6.6%
Perficient *	24,000	2,262,960
Switch, Cl A	101,000	2,086,660
WNS Holdings ADR *	27,000	2,223,180

		6,572,800

PHARMACEUTICALS — 1.9%
Harmony Biosciences Holdings *	73,000	1,909,680

PROFESSIONAL SERVICES — 4.2%
Insperity	22,000	2,179,100
ManpowerGroup	17,000	2,015,860

		4,194,960

REAL ESTATE INVESTMENT TRUSTS — 2.3%
NETSTREIT	88,000	2,283,600

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
Marcus & Millichap *	59,600	2,371,484

SEMI-CONDUCTORS & INSTRUMENTS — 6.8%
Cohu *	57,000	2,018,370
Diodes *	26,500	2,173,000
Rambus *	106,000	2,507,960

		6,699,330

SOFTWARE — 6.2%
Bottomline Technologies DE *	51,000	2,058,360
Cognyte Software *	81,000	2,103,570
Envestnet *	26,000	1,955,980

		6,117,910

SPECIALTY RETAIL — 2.0%
Bed Bath & Beyond *	70,000	1,997,800

TOTAL COMMON STOCK (Cost $79,585,478)		96,982,203

TOTAL INVESTMENTS — 98.0%
(Cost $79,585,478)		$96,982,203

Percentages are based on Net Assets of $98,966,390.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-009-2800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%

	Shares	Value

BELGIUM — 4.1%
KBC Group	258,000	$20,781,029
UCB	172,000	18,608,050

		39,389,079

BRAZIL — 1.8%
Itau Unibanco Holding ADR	3,005,000	17,338,850

CHINA — 3.8%
Alibaba Group Holding ADR *	96,000	18,738,240
Yum China Holdings	288,000	17,910,720

		36,648,960

DENMARK — 2.0%
Carlsberg, Cl B	105,000	19,414,368

FINLAND — 2.2%
Nordea Bank Abp *	1,753,000	20,547,105

FRANCE — 15.2%
Air Liquide	117,000	20,344,085
Airbus	143,000	19,626,686
Capgemini	120,000	25,943,368
Compagnie de Saint-Gobain	288,000	20,583,874
Danone	268,000	19,729,866
Pernod Ricard	138,000	30,465,130
Worldline *	91,662	8,580,231

		145,273,240

GERMANY — 13.1%
Deutsche Post	335,000	22,695,228
Fresenius Medical Care & KGaA	268,000	21,154,130
Merck KGaA	115,000	23,552,770
SAP	216,000	30,962,929
Siemens	172,000	26,847,009

		125,212,066

HONG KONG — 1.8%
AIA Group	1,396,000	16,724,371

ITALY — 1.8%
Enel	1,913,000	17,655,180

JAPAN — 11.3%
FANUC	71,000	15,778,497
Hitachi	373,000	21,277,371
Komatsu	771,000	19,882,038
Murata Manufacturing	258,000	21,259,924
Sony Group	286,000	29,654,528

		107,852,358

NETHERLANDS — 4.0%
ASML Holding	27,000	20,466,435
Koninklijke Philips	386,000	17,807,495

		38,273,930

SINGAPORE — 2.1%
DBS Group Holdings	880,000	19,750,397

SPAIN — 5.7%
Aena SME ADR *	1,128,000	17,969,040
Amadeus IT Group *	258,000	16,906,393
Banco Santander	5,404,000	19,792,465

		54,667,898

SWITZERLAND — 7.8%
Adecco Group	288,000	17,257,427
Julius Baer Group	288,000	19,056,930
Roche Holding	54,000	20,885,246

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND — continued
Zurich Insurance Group	44,000	$17,768,063

		74,967,666

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing ADR	137,000	15,979,680

UNITED KINGDOM — 16.6%
Anglo American	463,000	20,533,228
BAE Systems	3,568,000	28,567,012
Compass Group	846,000	17,886,158
Entain	1,170,000	29,541,923
London Stock Exchange Group	178,000	18,531,873
Reckitt Benckiser Group	321,000	24,643,227
Smith & Nephew ADR	455,000	18,623,150

		158,326,571

TOTAL COMMON STOCK
(Cost $703,495,721)		908,021,719

TOTAL INVESTMENTS — 95.0%
(Cost $703,495,721)		$908,021,719

Percentages are based on Net Assets of $956,280,953.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-008-2800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.4%

	Shares	Value

ARGENTINA — 2.4%
Despegar.com *	188,000	$2,370,680

AUSTRIA — 2.0%
Flughafen Wien *	60,000	1,992,906

DENMARK — 2.2%
GN Store Nord	24,517	2,148,707

FINLAND — 2.3%
Nokian Renkaat	54,692	2,307,083

FRANCE — 12.6%
Eurazeo	28,569	2,768,820
Euronext	25,924	2,884,579
Remy Cointreau	10,081	2,214,737
Virbac	6,174	2,493,799
Wendel	15,000	2,106,786

		12,468,721

GERMANY — 14.8%
Brenntag	24,101	2,407,270
Gerresheimer	19,648	2,052,227
KION Group	22,716	2,411,751
MTU Aero Engines	6,080	1,522,542
Rheinmetall	22,588	2,169,331
Scout24	23,614	2,023,041
Stabilus	25,209	1,999,100

		14,585,262

HONG KONG — 2.1%
ASM Pacific Technology	162,832	2,095,340

ITALY — 6.1%
Azimut Holding	76,384	1,968,067
Buzzi Unicem	70,327	1,860,392
Technogym	168,532	2,175,148

		6,003,607

JAPAN — 11.0%
Kakaku.com	73,500	1,994,526
Matsumotokiyoshi Holdings	46,500	2,055,740
OKUMA	45,050	2,238,025
Ryohin Keikaku	101,700	2,057,083
Taiyo Yuden	48,800	2,486,596

		10,831,970

LUXEMBOURG — 2.1%
L’Occitane International	603,600	2,097,141

MEXICO — 2.1%
Coca-Cola Femsa ADR	36,243	2,050,266

NETHERLANDS — 2.5%
Aalberts	40,000	2,435,142

NORWAY — 4.3%
Schibsted	39,269	2,081,960
Volue *	410,500	2,139,679

		4,221,639

SPAIN — 2.1%
Almirall	130,019	2,062,129

SWITZERLAND — 2.3%
COSMO Pharmaceuticals *	23,810	2,234,200

UNITED KINGDOM — 22.5%
Ashmore Group	381,500	2,016,156
Biffa *	531,000	2,638,688

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Britvic	147,225	$1,994,256
Electrocomponents	171,591	2,425,677
Greggs	70,356	2,694,264
Hargreaves Lansdown	86,081	1,953,341
Lancashire Holdings	223,429	1,982,978
Rotork	411,413	2,062,154
Tate & Lyle	219,877	2,259,224
Virgin Money UK *	791,000	2,198,994

		22,225,732

TOTAL COMMON STOCK
(Cost $66,189,116)		92,130,525

TOTAL INVESTMENTS — 93.4%
(Cost $66,189,116)		$92,130,525

Percentages are based on Net Assets of $98,669,425.
*	Non-income producing security.

ADR — American Depositary Receipt

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-013-1400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%

	Shares	Value

BELGIUM — 3.7%
KBC Group ADR	5,088	$205,555
UCB ADR	3,386	186,603

		392,158

CHINA — 3.9%
Alibaba Group Holding ADR *	996	194,409
Yum China Holdings	3,445	214,245

		408,654

FRANCE — 8.3%
Airbus ADR *	6,106	209,588
Capgemini ADR	5,135	222,243
Danone ADR	15,177	223,405
Pernod Ricard ADR	4,954	218,199

		873,435

GERMANY — 5.8%
Deutsche Post ADR	2,968	201,438
Merck KGaA ADR	5,056	207,397
SAP ADR	1,413	203,077

		611,912

HONG KONG — 1.9%
AIA Group ADR	4,186	200,656

ITALY — 1.9%
Enel ADR	21,794	199,633

JAPAN — 1.9%
Sony Group ADR	1,947	203,072

NETHERLANDS — 4.2%
ASML Holding ADR	315	241,523
Koninklijke Philips ADR	4,395	202,346

		443,869

SWITZERLAND — 2.0%
Roche Holding ADR	4,264	205,781

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing ADR	1,740	202,953

UNITED KINGDOM — 5.8%
Entain ADR *	9,000	225,000
Reckitt Benckiser Group ADR	12,001	186,063
Smith & Nephew ADR	4,746	194,254

		605,317

UNITED STATES — 54.8%
3M	1,091	215,952
Alphabet *	104	280,231
Amazon.com *	73	242,914
American Express	1,211	206,512
Baxter International	2,700	208,845
Biogen *	599	195,711
Burlington Stores *	880	294,624
Charles Schwab	2,982	202,627
Chubb	1,179	198,944
Colgate-Palmolive	3,087	245,416
Corteva	4,838	206,970
Expeditors International of Washington	1,593	204,302
Fiserv *	1,900	218,709
Incyte *	2,211	171,021
JPMorgan Chase	1,324	200,957
KKR	3,388	216,019
L3Harris Technologies	1,066	241,705
London Stock Exchange Group ADR	7,843	207,447
Marvell Technology	3,690	223,282

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Mastercard	570	$219,986
Medtronic	1,629	213,904
Motorola Solutions	929	208,022
Sysco	3,685	273,427
Uber Technologies *	5,413	235,249
Ulta Beauty *	650	218,270
Union Pacific	989	216,354

		5,767,400

TOTAL COMMON STOCK
(Cost $7,443,754)		10,114,840

TOTAL INVESTMENTS — 96.1%
(Cost $7,443,754)		$10,114,840

Percentages are based on Net Assets of $10,525,201.
*	Non-income producing security.

ADR — American Depositary Receipt

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-012-2000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%

	Shares	Value

FRANCE — 5.3%
Airbus ADR *	40,000	$1,373,000
Capgemini ADR	37,000	1,601,360

		2,974,360

GERMANY — 5.2%
SAP ADR	20,000	2,874,400

HONG KONG — 2.5%
ASM Pacific Technology ADR	36,000	1,393,920

NETHERLANDS — 3.2%
ING Groep ADR	140,000	1,792,000

SPAIN — 6.1%
Aena SME ADR *	110,000	1,752,300
Amadeus IT Group ADR *	25,000	1,640,125

		3,392,425

SWITZERLAND — 2.7%
Adecco Group ADR	50,000	1,493,500

UNITED KINGDOM — 10.5%
BAE Systems ADR	60,000	1,939,200
Entain ADR *	90,000	2,250,000
Tate & Lyle ADR	40,000	1,669,200

		5,858,400

UNITED STATES — 63.1%
3M	9,000	1,781,460
Air Lease	57,000	2,414,520
Alphabet *	900	2,425,077
Applied Materials	13,000	1,819,090
Bed Bath & Beyond *	82,000	2,340,280
Biogen *	10,000	3,267,300
Centene *	30,000	2,058,300
Corteva	42,000	1,796,760
Fiserv *	22,000	2,532,420
Goldman Sachs Group	4,000	1,499,520
GrafTech International	225,000	2,558,250
Marvell Technology	30,000	1,815,300
Motorola Solutions	10,000	2,239,200
Penn National Gaming *	15,000	1,025,700
Principal Financial Group	30,000	1,863,900
Raytheon Technologies	20,000	1,739,000
Uber Technologies *	45,000	1,955,700

		35,131,777

TOTAL COMMON STOCK
(Cost $43,547,390)		54,910,782

TOTAL INVESTMENTS — 98.6%
(Cost $43,547,390)		$54,910,782

Percentages are based on Net Assets of $55,715,861.
*	Non-income producing security.

ADR — American Depositary Receipt

As of July 31, 2021, all of the Fund’s investments in securities were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-010-2800